Legal proceedings and contingent liabilities	6 Months Ended
Jun. 30, 2024
Legal proceedings and contingent liabilities
Legal proceedings and contingent liabilities

Note 6:   Legal proceedings and contingent liabilities

AstraZeneca is involved in various legal proceedings considered typical to its business, including litigation and investigations, including Government investigations, relating to product liability, commercial disputes, infringement of intellectual property (IP) rights, the validity of certain patents, anti-trust law and sales and marketing practices. The matters discussed below constitute the more significant developments since publication of the disclosures concerning legal proceedings in the Company's Annual Report and Form

20-F Information 2023 (the Disclosures). Information about the nature and facts of the cases is disclosed in accordance with IAS 37.

As discussed in the Disclosures, the majority of claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal, or where a loss is probable and we are able to make a reasonable estimate of the loss, AstraZeneca records the loss absorbed or makes a provision for its best estimate of the expected loss. The position could change over time and the estimates that the Company made, and upon which the Company have relied in calculating these provisions are inherently imprecise. There can, therefore, be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions that have been booked in the accounts. The major factors causing this uncertainty are described more fully in the Disclosures and herein.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Matters disclosed in respect of the second quarter of 2024 and to 25 July 2024

Patent litigation

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

Enhertu

US patent proceedings

In October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited (Daiichi Sankyo) in the US District Court for the Eastern District of Texas (District Court) alleging that Enhertu infringes a Seagen patent. AstraZeneca co-commercialises Enhertu with Daiichi Sankyo, Inc. in the US. After trial in April 2022, the jury found that the patent was infringed and awarded Seagen $41.82m in past damages.  In July 2022, the District Court entered final judgment and declined to enhance damages on the basis of wilfulness. In October 2023, the District Court entered an amended final judgment that requires Daiichi Sankyo to pay Seagen a royalty of 8% on US sales of Enhertu from 1 April 2022 through to 4 November 2024, in addition to the past damages previously awarded by the District Court.  AstraZeneca and Daiichi Sankyo have appealed the District Court’s decision.

In December 2020 and January 2021, AstraZeneca and Daiichi Sankyo, Inc. filed post-grant review (PGR) petitions with the US Patent and Trademark Office (USPTO) alleging, among other things, that the Seagen patent is invalid for lack of written description and enablement. The USPTO initially declined to institute the PGRs, but, in April 2022, the USPTO granted the rehearing requests and instituted both PGR petitions. Seagen subsequently disclaimed all patent claims at issue in one of the PGR proceedings. In July 2022, the USPTO reversed its institution decision and declined to institute the other PGR petition. AstraZeneca and Daiichi Sankyo, Inc. requested reconsideration of the decision not to institute review of the patent. In February 2023, the USPTO reinstituted the PGR proceeding. In February 2024, the USPTO issued a decision that the claims were unpatentable. Seagen has appealed this decision.

Tagrisso

US patent proceedings

In September 2021, Puma Biotechnology, Inc. (Puma) and Wyeth LLC (Wyeth) filed a patent infringement lawsuit in the US District Court for the District of Delaware (District Court) against AstraZeneca relating to Tagrisso. In March 2024, the District Court dismissed Puma. The trial, with Wyeth as the plaintiff, took place in May 2024. The jury found Wyeth’s patents infringed and awarded Wyeth $107.5m in past damages. The jury also found that the infringement was not wilful. A bench trial on AstraZeneca’s indefiniteness and equitable defenses took place in June 2024. The parties await the court’s decision on the bench trial issues and consideration of post-trial motions.

Legal proceedings brought by AstraZeneca considered to be contingent assets

Calquence

US patent proceedings

In February 2022, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (District Court). In its complaint, AstraZeneca alleged that a generic version of Calquence capsules, if approved and marketed, would infringe patents that are owned or licensed by AstraZeneca.In 2024, AstraZeneca entered into settlement agreements with all five generic manufacturers, resolving the Calquence capsule ANDA litigation proceedings.

In April 2024, AstraZeneca received a Paragraph IV notice from an ANDA filer relating to patents listed in the FDA Orange Book with reference to Calquence tablets. In May 2024, in response to the Paragraph IV notice, AstraZeneca filed a patent infringement lawsuit against Cipla Limited and Cipla USA, Inc. in the District Court, alleging that a generic version of Calquence tablets, if approved and marketed, would infringe patents that are owned or licensed by AstraZeneca.

Lokelma

US patent proceedings

In August 2022, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against multiple generic filers in the US District Court for the District of Delaware (District Court). AstraZeneca alleged that a generic version of Lokelma, if approved and marketed, would infringe patents that are owned or licensed by AstraZeneca.

AstraZeneca entered into separate settlement agreements with two generic manufacturers which resulted in dismissal of the corresponding litigations. Additional proceedings with the remaining generic manufacturers are ongoing in the District Court. Trial is scheduled for March 2025.

Lynparza

US patent proceedings

In December 2022, AstraZeneca received a Paragraph IV notice from Natco Pharma Limited (Natco) relating to Lynparza patents. In February 2023, in response to the Paragraph IV notice, AstraZeneca, MSD International Business GmbH, and the University of Sheffield initiated ANDA litigation against Natco in the US District Court for the District of New Jersey (District Court). In the complaint, AstraZeneca alleged that Natco’s generic version of Lynparza, if approved and marketed, would infringe AstraZeneca’s patents. No trial date has been scheduled.

In December 2023, AstraZeneca received a Paragraph IV notice from Sandoz Inc. (Sandoz) relating to Lynparza patents.  In February 2024, in response to the Paragraph IV notice, AstraZeneca, MSD International Business GmbH, and the University of Sheffield initiated ANDA litigation against Sandoz in the District Court. In the complaint, AstraZeneca alleged that Sandoz’s generic version of Lynparza, if approved and marketed, would infringe AstraZeneca’s patents. No trial date has been scheduled.

In May 2024, AstraZeneca filed additional ANDA actions against Natco and Sandoz asserting recently issued patents covering Lynparza. These actions have been consolidated with the earlier filed ANDA actions and no trial date has been scheduled.

In May 2024, AstraZeneca received a Paragraph IV notice from Cipla USA, Inc. and Cipla Limited (collectively, Cipla) relating to Lynparza patents. In June 2024, in response to the Paragraph IV notice, AstraZeneca, MSD International Business GmbH, and the University of Sheffield initiated ANDA litigation against Cipla in the District Court. In the complaint, AstraZeneca alleged that Cipla’s generic version of Lynparza, if approved and marketed, would infringe AstraZeneca’s patents. No trial date has been scheduled.

Soliris

US patent proceedings

In January 2024, Alexion initiated patent infringement litigation against Samsung Bioepis Co. Ltd. (Samsung) in the US District Court for the District of Delaware alleging that Samsung’s biosimilar eculizumab product will infringe six Soliris-related patents. No trial date has been scheduled. Five of the six asserted patents are also the subject of inter partes review (IPR) proceedings before the US Patent and Trademark Office. Alexion filed a motion for a preliminary injunction seeking to enjoin Samsung from launching its biosimilar eculizumab product upon FDA approval. The court denied Alexion’s motion and Alexion has appealed that decision. On 22 July 2024, Samsung announced FDA approval of Samsung's biosimilar.

European patent proceedings

In March 2024, Alexion filed motions for provisional measures against Amgen Pharmaceuticals Inc (Amgen) and Samsung Bioepis Co. Ltd. (Samsung) and their respective affiliates at the Hamburg Local Division of the Unified Patent Court on the basis that Amgen’s and Samsung’s biosimilar eculizumab products infringe an Alexion patent. In June 2024 the UPC denied the requested provisional measures. Alexion has appealed this decision. In parallel, Samsung has filed opposition to the patent at the European Patent Office.

UK patent proceedings

In May 2024, Alexion initiated patent infringement proceedings against Amgen Ltd and Samsung Bioepis UK Ltd (Samsung UK) in the UK High Court of Justice alleging that their respective biosimilar eculizumab products infringe an Alexion patent; on the same day, Samsung UK initiated a revocation action for the same patent. Trial has been scheduled for March 2025.

Tagrisso

Russia patent proceedings

In Russia, in August 2023, AstraZeneca filed lawsuits in the Arbitration Court of the Moscow Region (Court) against the Ministry of Health of the Russian Federation and Axelpharm LLC (Axelpharm) related to Axelpharm’s improper use of AstraZeneca’s information to obtain authorisation to market a generic version of Tagrisso. In December 2023, the Court dismissed the lawsuit against the Ministry of Health of the Russian Federation. The appellate court affirmed the dismissal in March 2024. AstraZeneca filed a further appeal, which remains pending. The lawsuit against Axelpharm remains pending.

In Russia, in November 2023, Axelpharm filed a compulsory licensing action against AstraZeneca in the Court related to a patent that covers Tagrisso. The compulsory licensing action remains pending AstraZeneca has also challenged before the Russian Patent and Trademark Office (“PTO”) the validity of the Axelpharm patent on which the compulsory licensing action is predicated; that challenge remains pending before the Russian PTO

In July 2024, AstraZeneca filed a patent infringement lawsuit and an unfair competition claim with the Federal Anti-Monopoly Service of Russia against AxelPharm and others related to the securing of state contracts in Russia for its generic version of osimertinib.

Commercial litigation

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

Anti-Terrorism Act Civil Lawsuit

US proceedings

In the US, in October 2017, AstraZeneca and certain other pharmaceutical and/or medical device companies were named as defendants in a complaint filed in the US District Court for the District of Columbia (District Court) by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2013.  The plaintiffs allege that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health.  In July 2020, the District Court granted AstraZeneca’s and the other defendants’ motion to dismiss the lawsuit, which the DC Circuit Court of Appeals (the Appellate Court) reversed in January 2022. In June 2024, the United States Supreme Court issued an order vacating the 2022 decision and granted AstraZeneca’s and the other defendants’ request for a remand to the Appellate Court for reconsideration under new case law.

Employment Litigation

US proceedings

In December 2022, AstraZeneca was served with a lawsuit filed by seven former employees in the US District Court for the District of Delaware (District Court) asserting claims of discrimination on grounds of age and religion, related to AstraZeneca’s vaccination requirement. In March 2023, AstraZeneca filed a partial motion to dismiss certain religious discrimination claims and a motion to strike the class and collective claims. In September 2023, Plaintiffs moved for conditional certification of the collective action. In June 2024, the District Court granted AstraZeneca’s partial motion to dismiss, granted AstraZeneca’s motion to strike, and denied without prejudice Plaintiff’s motion for conditional certification.

Pay Equity Litigation

US proceedings

AstraZeneca is defending a putative class and collective action in the US District Court for the Northern District of Illinois (District Court) brought by three named plaintiffs, who are former AstraZeneca employees. The case involves claims under the federal and Illinois Equal Pay Acts, with the plaintiffs alleging they were paid less than male employees who performed substantially similar and/or equal work. In May 2024, the District Court conditionally certified a collective under the federal Equal Pay Act and authorised the sending of notice to potential collective action members. The notice was distributed in June 2024.

University of Sheffield Contract Dispute

UK proceedings

In June 2024, AstraZeneca was served with a lawsuit filed by the University of Sheffield (Sheffield). In its complaint, Sheffield alleges that AstraZeneca made misrepresentations to induce Sheffield to amend a patent license relating to Lynparza. AstraZeneca is considering its response.

Viela Bio, Inc. Shareholder Litigation

US proceedings

In February 2023, AstraZeneca was served with a lawsuit filed in Delaware state court against AstraZeneca and certain officers (collectively, Defendants), on behalf of a putative class of Viela Bio, Inc. (Viela) shareholders. The complaint alleged that the Defendants breached their fiduciary duty to Viela shareholders in the course of Viela’s 2021 merger with Horizon Therapeutics, plc. In July 2024, the Court granted with prejudice AstraZeneca’s motion to dismiss.

Financial Statements

Legal proceedings brought by AstraZeneca considered to be contingent assets

PARP Inhibitor Royalty Dispute

UK proceedings

In October 2012, Tesaro, Inc. (now wholly owned by GlaxoSmithKline plc, (GSK)) entered into two worldwide, royalty-bearing patent license agreements with AstraZeneca related to GSK’s product niraparib. In May 2021, AstraZeneca filed a lawsuit against GSK in the Commercial Court of England and Wales alleging that GSK had failed to pay all of the royalties due on niraparib sales under the license agreements. In April 2023, after trial, the trial court issued a decision in AstraZeneca’s favour. In February 2024, the Court of Appeal reversed the decision. In March 2024, AstraZeneca filed a request for permission to appeal with the Supreme Court of the United Kingdom. In May 2024, the Supreme Court denied permission to appeal. The case will return to the trial court for further proceedings.

Government investigations/proceedings

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

Boston US Attorney Investigation

US Proceedings

In June 2024, AstraZeneca was served with a subpoena issued by the US Attorney’s Office in Boston, seeking documents and information relating to payments by AstraZeneca to healthcare providers. AstraZeneca is cooperating with this enquiry.

Turkish Ministry of Health Matter

Turkey proceedings

In Turkey, in July 2020, the Turkish Ministry of Health (Ministry of Health) initiated an investigation regarding payments to healthcare providers by Alexion and former employees and consultants.  The investigation arose from Alexion’s disclosure of a $21.5m civil settlement with the US Securities & Exchange Commission (SEC) in July 2020 fully resolving the SEC’s investigation into possible violations of the US Foreign Corrupt Practices Act.  In September 2021, the Ministry of Health completed its draft investigation report, and referred the matter to the Ankara Public Prosecutor’s Office with a recommendation for further proceedings against certain former employees. In June 2024, the Ankara Public Prosecutor’s Office closed its investigation without further action.

Legal proceedings brought by AstraZeneca considered to be contingent assets

Inflation Reduction Act Litigation

US proceedings

In August 2023, AstraZeneca filed a lawsuit in the US District Court for the District of Delaware (District Court) against the US Department of Health and Human Services (HHS) challenging aspects of the drug price negotiation provisions of the Inflation Reduction Act and the implementing guidance and regulations. In March 2024, the District Court granted HHS’ motions and dismissed AstraZeneca’s lawsuit. AstraZeneca has appealed the District Court’s decision.

340B State Litigation

US proceedings

AstraZeneca has filed lawsuits against Arkansas, Kansas, Louisiana, Maryland, Minnesota, Mississippi, and West Virginia challenging the constitutionality of each state’s 340B statute. In the Arkansas matter, trial is scheduled for April 2025. In the Louisiana matter, AstraZeneca and the state have filed motions for summary judgment and a hearing was held in June 2024. The remaining matters are in their preliminary stages.

Other

Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.

Matters disclosed in respect of the first quarter of 2024 and to 25 April 2024

Patent litigation

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

Forxiga

UK patent proceedings

In the UK, one of AstraZeneca’s patents relating to Forxiga is being challenged by Generics (UK) Limited, Teva Pharmaceutical Industries Limited, and Glenmark Pharmaceuticals Europe Limited. Trial is scheduled for March 2025.

Tagrisso

US patent proceedings

In September 2021, Puma Biotechnology, Inc. (Puma) and Wyeth LLC (Wyeth) filed a patent infringement lawsuit in the US District Court for the District of Delaware (District Court) against AstraZeneca relating to Tagrisso. In March 2024, the District Court dismissed Puma. A trial, with Wyeth as the plaintiff, has been scheduled for May 2024.

Legal proceedings brought by AstraZeneca considered to be contingent assets

Calquence

US patent proceedings

In February 2022, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (District Court). In its complaint, AstraZeneca alleged that a generic version of Calquence capsules, if approved and marketed, would infringe patents that are owned or licensed by AstraZeneca. Trial is scheduled for March 2025.

In March and April 2024, AstraZeneca entered into settlement agreements with generic manufacturers, Sandoz Inc., and Natco Pharma Limited with Natco Pharma Inc., resulting in dismissal of the corresponding Calquence capsule ANDA litigation proceedings. Additional Calquence capsule ANDA litigation proceedings with the remaining three generic manufacturers are ongoing in the District Court.

In April 2024, AstraZeneca received a Paragraph IV notice from an ANDA filer relating to patents listed in the FDA Orange Book with reference to Calquence tablets. AstraZeneca is considering its response.

Lokelma

US patent proceedings

In August 2022, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against multiple generic filers in the US District Court for the District of Delaware (District Court). Trial is scheduled for March 2025.

AstraZeneca entered into a settlement agreement with a generic manufacturer, Alkem Laboratories, which resulted in dismissal of the corresponding litigation. Additional proceedings with the remaining generic manufacturers are ongoing in the District Court.

Soliris

US patent proceedings

In January 2024, Alexion initiated patent infringement litigation against Samsung Bioepis Co. Ltd. (Samsung) in the US District Court for the District of Delaware alleging that Samsung’s biosimilar eculizumab product, for which Samsung is currently seeking FDA approval, will infringe six Soliris-related patents. No trial date has been scheduled. Five of the six asserted patents are also the subject of inter partes review proceedings before the US Patent and Trademark Office. In February 2024, Alexion filed a motion for a preliminary injunction seeking to enjoin Samsung from launching its biosimilar eculizumab product upon FDA approval. A hearing on Alexion’s preliminary injunction motion is scheduled for May 2024.

European patent proceedings

In March 2024, Alexion filed motions for preliminary injunctions against Amgen and Samsung at the Hamburg Local Division of the Unified Patent Court on the basis that Amgen’s and Samsung’s biosimilar eculizumab products infringe Alexion’s eculizumab molecule patent that is expected to grant in Q2 2024. No hearing date for the preliminary injunction motions has been set.

Tagrisso

Russia patent proceedings

In Russia, in August 2023, AstraZeneca filed lawsuits in the Arbitration Court of the Moscow Region (Court) against the Ministry of Health of the Russian Federation and Axelpharm LLC (Axelpharm) related to Axelpharm’s improper use of AstraZeneca’s information to obtain authorisation to market a generic version of Tagrisso. In December 2023, the Court dismissed the lawsuit against the Ministry of Health of the Russian Federation. In January 2024, AstraZeneca filed an appeal, and the appellate court affirmed the dismissal in March 2024. The lawsuit against Axelpharm remains pending.

In Russia, in November 2023, Axelpharm filed a compulsory licensing action against AstraZeneca in the Court related to a patent that covers Tagrisso. The compulsory licensing action remains pending.

Product liability litigation

Legal proceedings brought against AstraZeneca for which a provision has been taken

Nexium and Losec/Prilosec

US proceedings

AstraZeneca has been defending lawsuits brought in federal and state courts involving claims that plaintiffs have been diagnosed with various injuries following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. Most of the lawsuits alleged kidney injury. In August 2017, the pending federal court cases were consolidated into a multidistrict litigation (MDL) proceeding in the US District Court for the District of New Jersey for pre-trial purposes. Cases alleging kidney injury were also filed in Delaware and New Jersey state courts.

In addition, AstraZeneca has been defending lawsuits involving allegations of gastric cancer following treatment with PPIs, including one such claim in the US District Court for the Middle District of Louisiana (Louisiana District Court).

In October 2023, AstraZeneca resolved all pending claims in the MDL, as well as all pending claims in Delaware and New Jersey state courts, for $425m, for which a provision has been taken. The only remaining case is the one pending in the Louisiana District Court, which is scheduled for trial in January 2025.

Canada proceedings

In Canada, in July and August 2017, AstraZeneca was served with three putative class action lawsuits. Two of the lawsuits have been dismissed, one in 2019 and one in 2021. The third lawsuit seeks authorisation to represent individual residents in Canada who allegedly suffered kidney injuries from the use of proton pump inhibitors, including Nexium and Losec.

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

Onglyza and Kombiglyze

US proceedings

In the US, AstraZeneca has been defending various lawsuits in both California state court and in a consolidated federal proceeding alleging heart failure, cardiac injuries, and/or death from treatment with Onglyza or Kombiglyze. In the California state court proceeding, the trial court granted summary judgment for AstraZeneca, which the California appellate court affirmed. The California Supreme Court has declined further review, and the California matter has concluded. The consolidated federal cases were dismissed in August 2022 by the US District Court for the Eastern District of Kentucky. That dismissal was affirmed by the US Court of Appeals for the Sixth Circuit in February 2024.

Vaxzevria

UK proceedings

AstraZeneca is defending lawsuits in the UK involving multiple claimants alleging injuries following vaccination with AstraZeneca’s COVID-19 vaccine. Most of the lawsuits involve claims of thrombosis with thrombocytopenia syndrome. No trial dates have been scheduled.

Commercial litigation

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

340B Antitrust Litigation

US proceedings

In September 2021, AstraZeneca was served with a class-action antitrust complaint filed in the US District Court for the Western District of New York (District Court) by Mosaic Health alleging a conspiracy to restrict access to 340B discounts in the diabetes market through contract pharmacies. In September 2022, the District Court granted AstraZeneca’s motion to dismiss the Complaint. In February 2024, the District Court denied Plaintiffs’ request to file an amended complaint and entered an order closing the matter. In March 2024, Plaintiffs filed an appeal.

Definiens

Germany proceedings

In Germany, in July 2020, AstraZeneca received a notice of arbitration filed with the German Institution of Arbitration from the sellers of Definiens AG (the Sellers) regarding the 2014 Share Purchase Agreement (SPA) between AstraZeneca and the Sellers.  The Sellers claim that they are owed approximately $140m in earn-outs under the SPA. In December 2023, after an arbitration hearing, the arbitration panel made a final award of $46.43m in favour of the Sellers. In March 2024, AstraZeneca filed an application with the Bavarian Supreme Court to set aside the arbitration award.

Financial Statements

Legal proceedings brought by AstraZeneca considered to be contingent assets

PARP Inhibitor Royalty Dispute

UK proceedings

In October 2012, Tesaro, Inc. (now wholly owned by GlaxoSmithKline plc, (GSK)) entered into two worldwide, royalty-bearing patent license agreements with AstraZeneca related to GSK’s product niraparib. In May 2021, AstraZeneca filed a lawsuit against GSK in the Commercial Court of England and Wales alleging that GSK had failed to pay all of the royalties due on niraparib sales under the license agreements. In April 2023, after trial, the trial court issued a decision in AstraZeneca’s favour. In February 2024, Court of Appeal reversed. In March 2024, AstraZeneca filed a request for permission to appeal with the Supreme Court of the United Kingdom.

Government investigations/proceedings

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

340B Qui Tam

US proceedings

In July 2023, AstraZeneca was served with an unsealed civil lawsuit brought by a qui tam relator on behalf of the United States, several states, and the District of Columbia in the US District Court for the Central District of California (District Court). The complaint alleges that AstraZeneca violated the US False Claims Act and state law analogues. In March 2024, the District Court granted AstraZeneca’s motion to dismiss the First Amended Complaint without leave to amend. In April 2024, the relator filed an appeal.

Legal proceedings brought by AstraZeneca considered to be contingent assets

Inflation Reduction Act Litigation

US proceedings

In August 2023, AstraZeneca filed a lawsuit in the US District Court for the District of Delaware (District Court) against the US Department of Health and Human Services (HHS) challenging aspects of the drug price negotiation provisions of the Inflation Reduction Act and the implementing guidance and regulations. In March 2024, the District Court granted HHS’ motions and dismissed AstraZeneca’s lawsuit.

Arkansas 340B Litigation

US proceedings

In March 2024, AstraZeneca filed a lawsuit against the State of Arkansas alleging that the Arkansas’s 340B statute is preempted by federal law and unconstitutional.

Other

Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.